UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                  W.T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2004

ITEM 1. REPORTS TO STOCKHOLDERS

                            MAXIM SERIES FUND, INC.
    Financial Statements and Financial Highlights for the Six Months Ended \
                 June 30, 2004 and Year Ended December 31, 2003

                   Maxim U.S. Government Securities Portfolio



MAXIM SERIES FUND, INC.

MAXIM U.S. GOVERNMENT SECURITIES PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004
UNAUDITED

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
ASSETS:
     Investments in securities, market value  (1)                                                 $           71,936,919
     Cash                                                                                                         11,278
     Interest receivable                                                                                         449,600
     Subscriptions receivable                                                                                    104,618
     Receivable for investments sold                                                                               2,032
                                                                                                    ---------------------
                                                                                                    ---------------------

     Total assets                                                                                             72,504,447
                                                                                                    ---------------------
                                                                                                    ---------------------

LIABILITIES:
     Due to investment adviser                                                                                    39,035
     Redemptions payable                                                                                          41,591
                                                                                                    ---------------------
                                                                                                    ---------------------

     Total liabilities                                                                                            80,626
                                                                                                    ---------------------
                                                                                                    ---------------------

NET ASSETS                                                                                        $           72,423,821
                                                                                                    =====================
                                                                                                    =====================

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                                                                $              661,544
     Additional paid-in capital                                                                               71,654,369
     Net unrealized depreciation on investments                                                                 (236,315)
     Undistributed net investment income                                                                          61,260
     Accumulated net realized gain on investments                                                                282,963
                                                                                                    ---------------------
                                                                                                    ---------------------

NET ASSETS                                                                                        $           72,423,821
                                                                                                    =====================
                                                                                                    =====================

NET ASSET VALUE PER OUTSTANDING SHARE                                                             $                10.95
                                                                                                    =====================
                                                                                                    =====================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                                                                              200,000,000
     Outstanding                                                                                               6,615,442

(1)  Cost of investments in securities:                                                           $           72,173,234

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM U.S. GOVERNMENT SECURITIES PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2004
UNAUDITED
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
     Interest                                                                                   $            1,786,346
                                                                                                  ---------------------
                                                                                                  ---------------------

EXPENSES:
     Management fees                                                                                           224,041
                                                                                                  ---------------------
                                                                                                  ---------------------

NET INVESTMENT INCOME                                                                                        1,562,305
                                                                                                  ---------------------
                                                                                                  ---------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain on investments                                                                          134,948
     Change in net unrealized depreciation on investments                                                   (1,566,248)
                                                                                                  ---------------------
                                                                                                  ---------------------

     Net realized and unrealized loss on investments                                                        (1,431,300)
                                                                                                  ---------------------
                                                                                                  ---------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                            $              131,005
                                                                                                  =====================
                                                                                                  =====================

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM U.S. GOVERNMENT SECURITIES PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2004 AND YEAR ENDED DECEMBER 31, 2003

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                                                                                          2004                  2003
                                                                                    -----------------     -----------------
                                                                                    -----------------     -----------------
                                                                                       UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment income                                                        $        1,562,305    $        3,546,155
     Net realized gain on investments                                                        134,948               759,691
     Change in net unrealized appreciation (depreciation) on investments                  (1,566,248)           (2,205,091)
                                                                                    -----------------     -----------------
                                                                                    -----------------     -----------------

     Net increase in net assets resulting from operations                                    131,005             2,100,755
                                                                                    -----------------     -----------------
                                                                                    -----------------     -----------------

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                                                           (1,501,045)           (3,458,989)
     From net realized gains                                                                       0              (626,839)
                                                                                    -----------------     -----------------
                                                                                    -----------------     -----------------

     Total distributions                                                                  (1,501,045)           (4,085,828)
                                                                                    -----------------     -----------------
                                                                                    -----------------     -----------------

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                                                     8,589,235            21,557,201
     Reinvestment of distributions                                                         1,501,045             4,085,828
     Redemptions of shares                                                               (14,729,968)          (28,059,814)
                                                                                    -----------------     -----------------
                                                                                    -----------------     -----------------

     Net decrease in net assets resulting from share transactions                         (4,639,688)           (2,416,785)
                                                                                    -----------------     -----------------
                                                                                    -----------------     -----------------

     Total decrease in net assets                                                         (6,009,728)           (4,401,858)

NET ASSETS:
     Beginning of period                                                                  78,433,549            82,835,407
                                                                                    -----------------     -----------------
                                                                                    -----------------     -----------------

     End of period (1)                                                            $       72,423,821    $       78,433,549
                                                                                    =================     =================
                                                                                    =================     =================
                                                                                                   0                     0
OTHER INFORMATION:

SHARES:
     Sold                                                                                    766,874             1,891,078
     Issued in reinvestment of distributions                                                 135,784               361,826
     Redeemed                                                                             (1,318,479)           (2,470,188)
                                                                                    -----------------     -----------------
                                                                                    -----------------     -----------------

     Net decrease                                                                           (415,821)             (217,284)
                                                                                    =================     =================
                                                                                    =================     =================

(1) Including undistributed net investment income                                 $           61,260    $

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM U.S. GOVERNMENT SECURITIES PORTFOLIO
FINANCIAL HIGHLIGHTS

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                           Six Months Ended      Year Ended December 31,
                                           June 30, 2004     2003         2002 ~       2001 ~        2000 ~        1999 ~
                                           --------------------------   -----------  -----------   -----------   -----------
                                           --------------------------   -----------  -----------   -----------   -----------
                                                   UNAUDITED
Net Asset Value, Beginning of Period     $       11.15  $      11.43  $      11.00 $      10.87  $      10.46  $      11.05

Income from Investment Operations

Net investment income                             0.24          0.48          0.19         0.60          0.68          0.63
Net realized and unrealized gain (loss)          (0.21)        (0.19)         0.43         0.15          0.40         (0.60)
                                           ------------   -----------   -----------  -----------   -----------   -----------
                                           ------------   -----------   -----------  -----------   -----------   -----------

Total Income From Investment Operations           0.03          0.29          0.62         0.75          1.08          0.03
                                           ------------   -----------   -----------  -----------   -----------   -----------
                                           ------------   -----------   -----------  -----------   -----------   -----------

Less Distributions

From net investment income                       (0.23)        (0.48)        (0.19)       (0.62)        (0.67)        (0.62)
From net realized gains                                        (0.09)
                                           ------------   -----------   -----------  -----------   -----------   -----------
                                           ------------   -----------   -----------  -----------   -----------   -----------

Total Distributions                              (0.23)        (0.57)        (0.19)       (0.62)        (0.67)        (0.62)
                                           ------------   -----------   -----------  -----------   -----------   -----------
                                           ------------   -----------   -----------  -----------   -----------   -----------

Net Asset Value, End of Period           $       10.95  $      11.15  $      11.43 $      11.00  $      10.87  $      10.46
                                           ============   ===========   ===========  ===========   ===========   ===========
                                           ============   ===========   ===========  ===========   ===========   ===========


Total Return                                     0.22% o       2.57%         9.81%        7.07%        10.58%         0.30%

Net Assets, End of Period ($000)         $      72,424  $     78,434  $     82,835 $     93,613  $     84,688  $     76,592

Ratio of Expenses to Average Net Assets          0.60% *       0.60%         0.60%        0.60%         0.60%         0.60%

Ratio of Net Investment Income to
    Average Net Assets                           4.19% *       4.28%         5.25%        5.65%         6.44%         5.83%

Portfolio Turnover Rate                         25.28% o      71.74%        91.64%       66.47%        32.95%        51.82%


 ~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.

 o Based on operations for the period shown and, accordingly, are not representative of a full year.

 *  Annualized


See notes to financial statements.

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2004
--------------------------------------------------------------------------------
UNAUDITED

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
        Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-four portfolios. Interests in the Maxim U.S. Government Securities Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek the highest level of return consistent with the preservation of capital and substantial credit protection. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

        The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

        Security Valuation

        Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

        Investments in securities of governmental agencies may only be guaranteed by the respective agency's limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

        Dividends

        Dividends from net investment income of the Portfolio are declared and paid quarterly. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

        Security Transactions

        Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on a specific lot selection.

        Interest income, including amortization of discounts and premiums, is recorded daily.

        Federal Income Taxes

        For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

        Classification of Distributions to Shareholders

        The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

        The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

        Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

        As of June 30, 2004, there were 35 funds for which the Directors served as Directors, thirty-four of which were Portfolios of the Fund. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $71,250 for the period from January 1, 2004 through June 30, 2004. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3. PURCHASES & SALES OF INVESTMENT SECURITIES

        For the six months ended June 30, 2004, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $0 and $1,066,200, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $18,990,476 and $22,315,693, respectively.

4. UNREALIZED APPRECIATION (DEPRECIATION)

        At June 30, 2004, the U.S. Federal income tax cost basis was $72,105,217. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $995,937 and gross depreciation of securities in which there was an excess of tax cost over value of $1,164,235, resulting in net depreciation of $168,298.

5. DISTRIBUTIONS TO SHAREHOLDERS

        Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to differing treatments regarding recognition of market discount and original issue discount. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio. The Portfolio's tax capital gains and losses are determined only at the end of each fiscal year.

6. REVERSE STOCK SPLIT

       During 2002, the Fund's Board of Directors approved a 1 for 10 reverse stock split effective November 7, 2002, which caused the net asset value per share to increase by a factor of 10 as a result of a corresponding decrease in shares outstanding. Accordingly, all prior year share information in the Financial Highlights has been restated to reflect the reverse stock split. The reverse stock split had no impact on total return, net assets, ratios, or portfolio turnover rates presented in the Financial Highlights.

Maxim U.S. Government Securities Portfolio

BONDS

AGENCY --- 75.38%
     67,159 Fannie Mae                                                    71,228
            8.500% July 1, 2022
     65,322 Fannie Mae                                                    73,455
            8.950% December 1, 2016
    315,567 Fannie Mae                                                   334,599
            7.000% September 1, 2031
    781,936 Fannie Mae                                                   800,018
            6.000% March 1, 2033
    708,527 Fannie Mae                                                   710,299
            5.000% June 1, 2018
    858,173 Fannie Mae                                                   897,595
            6.500% December 1, 2031
    644,833 Fannie Mae                                                   674,455
            6.500% January 1, 2032
    649,282 Fannie Mae                                                   664,297
            6.000% October 1, 2032
     97,094 Fannie Mae                                                   110,337
            9.500% September 1, 2020
    850,221 Fannie Mae                                                   870,679
            6.000% June 1, 2033
  1,651,962 Fannie Mae                                                 1,656,608
            5.000% August 1, 2018
  1,358,516 Fannie Mae                                                 1,362,336
            5.000% May 1, 2018
  2,783,251 Fannie Mae                                                 2,911,107
            6.500% January 1, 2032
  1,489,226 Fannie Mae                                                 1,440,361
            5.000% February 1, 2034
    943,553 Fannie Mae                                                   912,297
            5.000% September 1, 2033
    396,246 Fannie Mae                                                   419,774
            6.500% February 1, 2017
  1,296,822 Fannie Mae                                                 1,292,299
            5.500% April 1, 2034
    240,353 Fannie Mae                                                   265,435
            8.500% April 1, 2025
    321,335 Fannie Mae                                                   329,669
            6.000% April 1, 2028
    859,780 Fannie Mae                                                   878,990
            6.000% February 1, 2032
    953,082 Fannie Mae                                                   950,401
            5.500% October 1, 2033
     43,507 Fannie Mae                                                    47,306
            8.000% June 1, 2030
  3,994,308 Fannie Mae                                                 3,860,748
            5.000% May 1, 2034
    620,407 Fannie Mae                                                   657,825
            7.000% December 1, 2031
  1,148,351 Fannie Mae                                                 1,177,419
            5.500% April 1, 2018
  2,000,000 Federal Home Loan Bank **                                  1,937,098
            4.500% November 15, 2012
  1,100,000 Federal Home Loan Bank **                                  1,052,981
            4.500% September 16, 2013
    911,857 Freddie Mac                                                  954,600
            6.500% January 1, 2032
  1,186,631 Freddie Mac                                                1,258,200
            7.000% June 1, 2031
     46,074 Freddie Mac                                                   51,751
            9.500% April 1, 2025
    133,610 Freddie Mac                                                  146,714
            8.000% November 1, 2023
    913,766 Freddie Mac                                                  870,648
            4.000% June 1, 2018
    856,074 Freddie Mac                                                  876,138
            6.000% April 1, 2033
    130,988 Freddie Mac                                                  143,452
            8.000% November 1, 2025
     70,834 Freddie Mac                                                   74,146
            6.000% May 1, 2009
     50,489 Freddie Mac                                                   52,849
            6.000% July 1, 2009
  1,615,880 Freddie Mac                                                1,613,782
            5.500% May 1, 2033
  1,621,023 Freddie Mac                                                1,587,616
            4.500% March 1, 2018
    200,886 Freddie Mac                                                  210,378
            6.000% September 1, 2009
     11,871 Freddie Mac                                                   12,432
            6.000% October 1, 2008
     60,390 Freddie Mac                                                   63,214
            6.000% April 1, 2009
    951,844 Freddie Mac                                                  949,167
            5.500% November 1, 2033
     64,465 Freddie Mac                                                   70,517
            10.250% October 1, 2010
        734 Freddie Mac                                                      754
            10.000% July 1, 2005
      2,522 Freddie Mac                                                    2,589
            10.000% July 1, 2005
  1,028,975 Freddie Mac                                                1,087,339
            6.500% February 1, 2017
  1,675,455 Freddie Mac                                                1,673,281
            5.500% June 1, 2033
    845,111 Freddie Mac                                                  884,726
            6.500% February 1, 2032
  1,530,485 Freddie Mac                                                1,535,796
            5.000% December 1, 2017
    261,773 Freddie Mac                                                  268,679
            6.000% August 1, 2029
    944,542 Freddie Mac                                                  914,696
            5.000% August 1, 2033
    430,449 Freddie Mac                                                  441,804
            6.000% February 1, 2029
    948,965 Freddie Mac                                                  946,297
            5.500% October 1, 2033
    425,536 Freddie Mac                                                  450,137
            7.000% September 1, 2032
  1,311,604 Freddie Mac                                                1,309,901
            5.500% August 1, 2033
    897,889 Freddie Mac                                                  938,574
            6.500% April 1, 2032
    808,129 Freddie Mac                                                  826,817
            6.000% December 1, 2032
    955,644 Freddie Mac                                                  952,658
            5.500% September 1, 2033
      3,334 Freddie Mac                                                    3,490
            6.000% April 1, 2009
     14,414 Freddie Mac                                                   15,088
            6.000% April 1, 2009
     29,903 Freddie Mac                                                   31,301
            6.000% April 1, 2009
    650,790 Freddie Mac                                                  666,653
            5.500% March 1, 2017
    855,657 Freddie Mac                                                  838,023
            4.500% May 1, 2018
    122,685 Freddie Mac                                                  128,421
            6.000% March 1, 2009
    202,608 Freddie Mac                                                  229,092
            11.000% July 1, 2020
    109,472 Freddie Mac                                                  115,874
            6.500% September 1, 2012
     19,297 Freddie Mac                                                   20,199
            6.000% May 1, 2009
     17,125 Freddie Mac                                                   17,934
            6.000% January 1, 2009
    174,150 Ginnie Mae                                                   185,343
            7.000% March 15, 2028
    153,379 Ginnie Mae                                                   163,119
            7.000% January 15, 2029
    478,978 Ginnie Mae                                                   479,440
            5.500% July 15, 2033
     77,054 Ginnie Mae                                                    86,775
            9.000% July 15, 2018
    526,103 Ginnie Mae                                                   561,022
            7.000% February 15, 2026
     66,647 Ginnie Mae                                                    71,998
            7.500% April 15, 2026
  1,363,310 Ginnie Mae                                                 1,365,670
            5.500% July 15, 2033
    222,487 Ginnie Mae                                                   238,305
            7.500% October 15, 2013
    486,642 Ginnie Mae                                                   486,844
            5.500% January 15, 2034
    277,567 Ginnie Mae                                                   300,998
            7.500% December 15, 2024
    278,012 Ginnie Mae                                                   295,515
            7.000% September 15, 2031
     75,643 Ginnie Mae II                                                 83,131
            8.500% December 20, 2026
     68,233 Ginnie Mae II                                                 74,865
            8.000% August 20, 2025
    123,675 Ginnie Mae II                                                133,338
            7.500% October 20, 2028
     14,444 Ginnie Mae II                                                 16,229
            9.500% May 20, 2022
     79,920 Ginnie Mae II                                                 86,165
            7.500% December 20, 2028
                                                                     $54,224,100

AGENCY MORTGAGE BACKED --- 8.16%
  1,000,000 Freddie Mac                                                1,029,224
            Series 2102 Class VB
            6.000% August 15, 2013
  2,000,000 US Department of Veterans Affairs                          2,025,078
            Series 2003-2 Class D
            5.000% November 15, 2023
  1,000,000 US Department of Veterans Affairs                          1,033,438
            Series 1993-3 Class 2K
            6.250% November 15, 2012
    757,545 US Department of Veterans Affairs                            769,470
            Series 2002-1 Class 1A
            6.000% October 15, 2031
  1,000,000 US Department of Veterans Affairs                          1,010,313
            Series 2003-1 Class G
            5.750% March 15, 2030
                                                                      $5,867,523

FOREIGN GOVERNMENTS --- 2.37%
  1,800,000 Government of Italy                                        1,706,375
            Senior Notes
            2.500% July 15, 2008
                                                                      $1,706,375

SUPRANATIONALS --- 2.94%
  2,000,000 European Investment Bank                                   2,116,876
            Notes
            5.375% September 16, 2008
                                                                      $2,116,876

U.S. GOVERNMENTS --- 10.19%
  1,000,000 United States of America                                     980,469
            5.250% February 15, 2029
  1,000,000 United States of America                                     951,484
            2.625% March 15, 2009
  2,500,000 United States of America                                   2,491,600
            2.500% May 31, 2006
  3,000,000 United States of America                                   2,904,492
            4.000% November 15, 2012
                                                                      $7,328,045

TOTAL BONDS --- 99.04%                                               $71,242,919
(Cost $71,479,234)

SHORT-TERM INVESTMENTS

    694,000 Fannie Mae                                                   694,000
                  1.217%, July 1, 2004

TOTAL SHORT-TERM INVESTMENTS --- 0.96%                                  $694,000
(Cost $694,000)

TOTAL MAXIM U.S. GOVERNMENT SECURITIES PORTFOLIO --- 100%            $71,936,919
(Cost $72,173,234)

Legend
** Security is an agency note with maturity date and interest rate indicated. See Notes to Financial Statements.

ITEM 2. CODE OF ETHICS

Not Required in Filing.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not Required in Filing.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Required in Filing.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6.  SCHEDULE OF INVESTMENTS

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.


ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedure by which shareholders may recommend nominees to the registrant's board of directors.


ITEM 10.  CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS

(a) (1) Not Required in Filing.

     (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:      /s/ W. T. McCallum
         ------------------------
         W. T. McCallum President

Date:    August 27, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ W. T. McCallum
         ------------------------
         W. T. McCallum President

Date:    August 27, 2004


By:      /s/ G. R. McDonald
         ------------------------
         G. R. McDonald Treasurer

Date:    August 27, 2004